Purchase Price Allocation to Assets Acquired and Liabilities Assumed, Star (Detail) (Star, USD $) In Thousands, unless otherwise specified	1 Months Ended
Mar. 01, 2009
Business Acquisition [Line Items]
Non-current assets	$ 256
Goodwill	1,083
Deferred tax liabilities	(25)
Total consideration	1,596
Customer base
Business Acquisition [Line Items]
Intangible assets acquired	254
Estimated useful lives	3 years
Contract backlog
Business Acquisition [Line Items]
Intangible assets acquired	13
Estimated useful lives	6 months
Non-compete agreements
Business Acquisition [Line Items]
Intangible assets acquired	$ 15
Estimated useful lives	5 years